Performance obligations and remaining performance obligations (Details) ₨ in Thousands	Mar. 31, 2021 INR (₨)
Within One Year [Member]
Statement [Line Items]
Transaction price allocated to remaining performance obligations	₨ 1,365,600
One To Three Years [Member]
Statement [Line Items]
Transaction price allocated to remaining performance obligations	678,100
More Than Three Years [Member]
Statement [Line Items]
Transaction price allocated to remaining performance obligations	₨ 310,300